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                                  ROPES & GRAY
                                ONE METRO CENTER
                              700 12TH STREET, N.W.
                                    SUITE 900
                            WASHINGTON, DC 20005-3948

                   WRITER'S DIRECT DIAL NUMBER: (202) 508-4622


December 19, 2006

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

         Re:   BB&T Variable Insurance Funds: File No. 333-138725

Dear Sir or Madam:

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) would not have differed from that contained in Pre-Effective Amendment No. 2 to BB&T Variable Insurance Fund's Registration Statement on Form N-14 filed on November 15, 2006, as amended December 1, 2006 and December 12, 2006, and effective December 15, 2006. The text of Pre-Effective Amendment No. 2 was filed electronically.

                                        BB&T Variable Insurance Funds
                                        Registrant


                                        /s/ Keith F. Karlawish
                                        ----------------------------
                                        *Keith F. Karlawish
                                         President


                                   *By: /s/ Alan G. Priest
                                        ----------------------------
                                        Alan G. Priest
                                        Attorney in Fact